STOCK-BASED COMPENSATION (Details 4)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Stock Activity [Line Items]
Nonvested balance at January 1, 2015, Nonvested Number of Shares | shares	12,900
Granted, Nonvested Number of Shares | shares	8,000
Vested, Nonvested Number of Shares | shares	(2,200)
Forfeited/expired, Nonvested Number of Shares | shares	0
Nonvested balance at December 31, 2015 Nonvested Number of Shares | shares	18,700
Nonvested balance at January 1, 2015, Weighted Average Grant Date Fair Value | $ / shares	$ 21.95
Granted, Weighted Average Grant Date Fair Value | $ / shares	27.40
Vested, Weighted Average Grant Date Fair Value | $ / shares	19.28
Forfeited/expired, Weighted Average Grant Date Fair Value | $ / shares	0.00
Nonvested balance at December 31, 2015, Weighted Average Grant Date Fair Value | $ / shares	$ 24.60